SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 09, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Property, Plant and Equipment [Line Items]
Credit card receivables		$ 80,000.00		$ 80,000.00		$ 500,000	$ 3,300,000
Cash equivalents held in bank accounts		400,000		400,000		1,300,000	1,400,000
Accounts receivable due		494,451		494,451		273,674	1,682,958
Allowance for doubtful accounts						71,167
Provision for inventory losses						$ 1,788,999	635,137
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]						Useful Life, Lease Term [Member]
Deferred revenue		212,715		212,715		$ 113,896	344,071
Sales commission expense		900,000	$ 1,200,000	2,700,000	$ 5,100,000	5,800,000	16,300,000
Compensation awards						160,225	2,300,000
Compensatory expense						13,207	186,264
Stock based compensation fully vested						$ 173,432	2,500,000
Ownership interest						20.00%
Provisions for obsolete inventory		843,034		843,034		$ 880,926	108,055
Tax credit								$ 1,800,000
origination fee								24,000
Net proceeds				1,200,000		$ 10,922,329	$ 30,000,000
Other asset									$ 1,000,000
Bridge Loan [Member]
Property, Plant and Equipment [Line Items]
Loans payable								$ 1,200,000
Net proceeds	$ 1,180,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Ownership interest						20.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Ownership interest						50.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Recurring Customers [Member]
Property, Plant and Equipment [Line Items]
Concentration risk, percentage						63.00%	66.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Independent Distributors [Member]
Property, Plant and Equipment [Line Items]
Concentration risk, percentage						37.00%	34.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers and Independent Distributors [Member]
Property, Plant and Equipment [Line Items]
Concentration risk, percentage						91.00%	87.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Property, Plant and Equipment [Line Items]
Concentration risk, percentage						99.00%	93.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Property, Plant and Equipment [Line Items]
Concentration risk, percentage						49.00%	50.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Third Party [Member]
Property, Plant and Equipment [Line Items]
Concentration risk, percentage						92.00%	64.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Third Party [Member] | South Korean [Member]
Property, Plant and Equipment [Line Items]
Concentration risk, percentage						0.00%	33.00%
Foreign Currency [Member] | Customer Concentration Risk [Member] | Customers and Independent Distributors [Member]
Property, Plant and Equipment [Line Items]
Concentration risk, percentage						93.00%	87.00%
Services Offered on Subscription Basis [Member]
Property, Plant and Equipment [Line Items]
Deferred revenue		44,248		44,248		$ 80,528	$ 70,968
Customers Right of Return [Member]
Property, Plant and Equipment [Line Items]
Deferred revenue		26,970		26,970		26,894	63,890
Customer Loyalty Points [Member]
Property, Plant and Equipment [Line Items]
Deferred revenue		$ 25,493		$ 25,493		$ 25,493	68,287
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life						39 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life						3 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life						5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life						3 years
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life						3 years
One Merchant Processor [Member]
Property, Plant and Equipment [Line Items]
Accounts receivable due						$ 0.0	$ 1,500,000